Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Earnings Per Share
The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2022	2021	2020
Net profit / (loss)	2,228	26	(1,004)
Average number of shares outstanding	392,719,453	392,792,602	392,555,569
Basic and diluted earnings per share	5.67	0.07	(2.56)